Product Milestone Payments and Royalty Agreements	9 Months Ended
Sep. 30, 2013
Product Milestone Payments and Royalty Agreements

10. Product Milestone Payments and Royalty Agreements

In connection with an Asset Purchase Agreement with Tolerance Therapeutics, Inc. (Tolerance) entered into during June 2005, the Company may be required to issue Tolerance additional consideration as follows: (i) $10,950,000 if certain milestones are met, including the initiation of Phase 3 trials and filing of various regulatory product license applications; (ii) 36,135 shares of common stock; and (iii) royalty payments between 1.75% and 4.0% of net sales of products acquired from or patented by Tolerance or other product fees earned by the Company. Any additional consideration required to be paid under the Asset Purchase Agreement will be recorded as research and development expense when incurred. No payments related to the additional considerations have occurred during the years ended December 31, 2012 and 2011 or during and the nine months ended September 30, 2013. Additionally, certain agreements require the Company to pay royalties. Currently, the Company is not obligated to pay royalties, as no other revenue from product sales is being generated by the Company.